Shareholder Report, Average Annual Return (Details) 9057867_Franklin New York Municipal Income ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Franklin New York Municipal Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin New York Municipal Income ETF (NAV)
Average Annual Return, Percent	1.04%	0.94%	2.26%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	0.91%	2.41%